Note 4 - Loans (Details) - Loans by Risk Rating - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Grade:
Loans	$ 301,448	$ 284,847	$ 278,452
Pass [Member]
Grade:
Loans		80,117	74,987
Special Mention [Member]
Grade:
Loans		6,213	4,999
Substandard [Member]
Grade:
Loans		3,625	5,238
Not Formally Rated [Member]
Grade:
Loans		194,892	193,228
Commercial and Industrial and Non Real Estate Municipal [Member]
Grade:
Loans		20,497	20,576
Commercial and Industrial and Non Real Estate Municipal [Member] | Pass [Member]
Grade:
Loans		18,380	18,425
Commercial and Industrial and Non Real Estate Municipal [Member] | Special Mention [Member]
Grade:
Loans		642	1,175
Commercial and Industrial and Non Real Estate Municipal [Member] | Substandard [Member]
Grade:
Loans		1,475	976
Consumer Portfolio Segment [Member]
Grade:
Loans		16,576	10,664
Consumer Portfolio Segment [Member] | Not Formally Rated [Member]
Grade:
Loans		16,576	10,664
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member]
Grade:
Loans		132,553	137,539
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member] | Substandard [Member]
Grade:
Loans		474	1,601
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Residential Portfolio Segment [Member] | Not Formally Rated [Member]
Grade:
Loans		132,079	135,938
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Municipal Loan [Member]
Grade:
Loans		55,584	55,158
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Municipal Loan [Member] | Pass [Member]
Grade:
Loans		50,208	50,520
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Municipal Loan [Member] | Special Mention [Member]
Grade:
Loans		3,866	2,661
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial and Municipal Loan [Member] | Substandard [Member]
Grade:
Loans		1,510	1,977
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31)
Grade:
Loans		13,234	7,773
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31) | Pass [Member]
Grade:
Loans		11,529	6,042
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31) | Special Mention [Member]
Grade:
Loans		1,705	1,163
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Commercial Real Estate Construction Financing Receivable [Member] (Deprecated 2015-01-31) | Substandard [Member]
Grade:
Loans			568
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Consumer Portfolio Segment [Member]
Grade:
Loans			7,773
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member]
Grade:
Loans		46,403	46,742
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member] | Substandard [Member]
Grade:
Loans		166	116
Mortgage Loans on Real Estate [Member] (Deprecated 2015-01-31) | Home Equity Line of Credit [Member] | Not Formally Rated [Member]
Grade:
Loans		$ 46,237	$ 46,626